FINANCIAL INSTRUMENTS - Changes in fair value measurements of financial instruments classified as Level 3 (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Balance at January 1	$ 73,536,928
Balance at December 30	148,057,847
Investments
Disclosure of detailed information about financial instruments [line items]
Additions	500,000
Balance at December 30	$ 500,000